Note 4 - Certain Balance Sheet Components - Summary of Property and Equipment -10-Q (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment, gross	$ 808	$ 782	$ 750
Less: accumulated depreciation	(624)	(599)	(523)
Property and equipment, net	184	183	227
Equipment [Member]
Property, plant and equipment, gross	675	675	643
Furniture and Fixtures [Member]
Property, plant and equipment, gross	6	6	6
Leasehold Improvements [Member]
Property, plant and equipment, gross	$ 127	$ 101	$ 101